UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report   for   the  Calendar  Year  or  Quarter  Ended: September 30,2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Healthcare Master Fund, Ltd.

Address:  20 Genesis Close
          Ansbacher House, Second Floor,
          P.O. Box 1344
          Grand Cayman KY1-1108
          Cayman Islands


13F File Number: 028-14254

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Director
Phone:  212- 808-2460

Signature, Place and Date of Signing:

/s/ Kevin Kotler             New York, New York             November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]










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Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

028-14251                       Broadfin Capital, LLC





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